Sale Of Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Aegean Oil Terminals (Panama)	Feb. 25, 2013 Aegean Oil Terminals (Panama)
Subsidiary Sale Of Stock [Line Items]
Ownership percentage in subsidiary					55.50%
Proceeds from sale of subsidiary, gross				$ 6,318
Proceeds from subsidiary dividend				3,384
Dividends paid to non-controlling interest	$ 2,713	$ 0	$ 0	$ 2,713